Lord Abbett    U.S. Government Securities
               Money Market Fund

                   -----------
                   SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                   -----------


                                [GRAPHIC OMITTED]

                                   A fund designed to help you with your current income needs and preserve your capital

                                    [LOGO](R)

Report to Shareholders
For the Six Months Ended December 31, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
----------------
ROBERT S. DOW
CHAIRMAN

JANUARY 8, 1999

"The Fund seeks to provide attractive levels of monthly sncome, preserve capital and maintain liquidity for its shareholders in all interest-rate environments."

Lord Abbett U.S. Government Securities Money Market Fund completed the first half of its fiscal year on December 31, 1998, with net assets of over $178 million and a seven-day current yield of 4.27%* for Class A shares. The following chart provides an overview of class-specific data for this six-month period.

                                              Six Months Ended December 31, 1998
                                              Class A       Class B      Class C
--------------------------------------------------------------------------------
Dividends                                     $0.023         $0.019      $0.023
Average annual total return**                  +2.24%         +1.87%      +2.24%

The period under review was an extremely interesting one for capital markets. Economic disarray in Asia, Russia and Latin America triggered a worldwide "flight to quality" during the third quarter. The period's overwhelmingly bullish sentiment pushed U.S. Treasury bond yields much lower than they previously had been. The yield on the 10-year Treasury Note, for example, dipped to about 4.75% in September.+

The "flight to quality" reached its apex in October. After an overwhelmingly bullish attitude pushed U.S. Treasury yields to near-historical lows, some degree of calm was restored to markets during the fourth quarter as the Federal Reserve Board cut interest rates and helped resolve potentially major crises among certain credit markets and financial institutions.

The Fund seeks to provide attractive levels of monthly income, preserve capital and maintain liquidity for its shareholders in all interest-rate environments. We pursued these objectives during the period under review by concentrating on specific areas of the money market yield curve that provided the highest incremental yield. The most important of these were high-quality U.S. Government Agency discount notes. Since money market rates remained relatively stable throughout the period, the Fund's average maturity throughout the period was maintained at approximately 30 days.

We are pleased that you have included Lord Abbett U.S. Government Securities Money Market Fund in your investment portfolio. Please remember that, as a shareholder of the Fund, you have check-writing privileges, as well as the flexibility to exchange Fund shares for other Lord Abbett-managed funds of the same share class.

* The Fund's current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the total return quotations. Past performance is not indicative of future results.

** Average annual total return is the percent change in net asset value, assuming the reinvestment of all distributions. Returns do not reflect the deduction of the applicable contingent deferred sales charges that apply to Class B shares when held for less than six years.

+ Please note that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S.

Statement of Net Assets
December 31, 1998

                                                                       Principal
                                                          Rating          Amount            Value
=================================================================================================
Investments in Securities 101.04%
=================================================================================================
U.S. Government            Federal Home Loan Banks
and Agency                 4.30% due 1/4/1999                A1+        $10,700M      $10,696,166
Obligations 101.04%        5.75% due 1/4/1999                A1+         10,000M        9,995,208
                           Total                                                       20,691,374
                           ----------------------------------------------------------------------
                           Federal Home Loan Mortgage Corporation
                           5.04% due 1/4/1999                A1+         10,000M        9,995,800
                           5.09% due 1/4/1999                A1+         10,000M        9,995,758
                           5.10% due 1/4/1999                A1+         10,000M        9,995,750
                           4.95% due 1/8/1999                A1+         10,000M        9,990,375
                           5.02% due 1/11/1999               A1+          5,000M        4,993,028
                           4.72% due 1/14/1999               A1+          5,000M        4,991,478
                           5.08% due 1/14/1999               A1+          5,000M        4,990,828
                           5.10% due 1/14/1999               A1+          5,000M        4,990,792
                           4.95% due 1/15/1999               A1+         10,000M        9,980,750
                           4.62% due 2/12/1999               A1+          5,000M        4,973,050
                           4.62% due 2/16/1999               A1+          5,000M        4,970,483
                           4.62% due 2/19/1999               A1+          5,000M        4,968,558
                           4.92% due 2/22/1999               A1+         10,000M        9,928,933
                           4.81% due 3/26/1999               A1+          5,000M        4,943,883
                           Total                                                       99,709,466
                           ----------------------------------------------------------------------
                           Federal National Mortgage Association
                           5.03% due 1/7/1999                A1+          5,000M        4,995,808
                           5.09% due 1/7/1999                A1+          5,000M        4,995,758
                           5.02% due 1/8/1999                A1+          5,000M        4,995,119
                           5.03% due 1/15/1999               A1+          5,000M        4,990,219
                           5.03% due 2/5/1999                A1+          5,000M        4,975,549
                           5.06% due 2/5/1999                A1+          5,000M        4,975,403
                           5.00% due 2/18/1999               A1+          5,000M        4,966,667
                           5.00% due 2/19/1999               A1+          5,000M        4,965,972
                           4.97% due 3/3/1999                A1+          5,000M        4,957,893
                           4.97% due 3/5/1999                A1+          5,000M        4,956,513
                           4.93% due 3/18/1999               A1+          5,000M        4,947,961
                           Total                                                       54,722,862
                           ----------------------------------------------------------------------
                           Student Loan Marketing Association
                           5.45% due 2/22/1999++             A1+          5,000M        4,998,261
                           ----------------------------------------------------------------------
                           Total U.S. Government and Agency Obligations*              180,121,963
=================================================================================================
Other Assets, Less Liabilities (1.04)%                                                 (1,846,039)
=================================================================================================
Net Assets 100.00%         (equivalent to $1.00 a share on 168,050,306 Class A
                           shares, 6,497,649 Class B shares and 3,727,969 Class C
                           shares of $0.001 par value capital stock outstanding;
                           authorized, 700,000,000 Class A shares, 100,000,000
                           Class B shares and 200,000,000 Class C shares)            $178,275,924
=================================================================================================

* Cost for Federal income tax purposes is $180,121,963

Statement of Operations

Investment Income                                                                           Six Months Ended December 31, 1998
==============================================================================================================================
Income     Interest                                                                                                 $4,722,399
Expenses   -------------------------------------------------------------------------------------------------------------------
           Management fee                                                                            $  449,059
           Shareholder servicing                                                                        181,628
           Registration                                                                                  30,000
           Professional                                                                                  20,040
           Reports to shareholders                                                                       15,174
           12b-1 distribution plan-Class B                                                               21,979
           Other                                                                                          3,170
           Total expenses                                                                                              721,050
           -------------------------------------------------------------------------------------------------------------------
           Net investment income                                                                                    $4,001,349
           ===================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                     Six Months
                                                                                                          Ended     Year Ended
                                                                                                   December 31,       June 30,
Increase in Net Assets                                                                                     1998           1998
==============================================================================================================================
Operations   Net investment income (declared as dividends to shareholders)
             Class A                                                                                 $3,814,440     $6,834,313
             Class B                                                                                    108,873         40,717
             Class C                                                                                     78,036         49,867
             Total                                                                                    4,001,349      6,924,897
             -----------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of shares are the same)
------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold:
             Class A                                                                                204,806,303    328,880,426
             Class B                                                                                 11,912,317      7,463,527
             Class C                                                                                 21,209,107      5,938,698
             Total                                                                                  237,927,727    342,282,651
             -----------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment of net investment income:
             Class A                                                                                  3,501,947      6,329,635
             Class B                                                                                     83,412         28,189
             Class C                                                                                     56,975         32,002
             Total                                                                                    3,642,334      6,389,826
             -----------------------------------------------------------------------------------------------------------------
Cost of shares reacquired:
             Class A                                                                               (202,888,500)  (315,776,844)
             Class B                                                                                 (7,258,451)    (5,975,021)
             Class C                                                                                (18,275,664)    (6,024,269)
             Total                                                                                 (228,422,615)  (327,776,134)
             -----------------------------------------------------------------------------------------------------------------
             Increase in net assets                                                                  13,147,44      20,896,343
------------------------------------------------------------------------------------------------------------------------------
Net Assets
             Beginning of year                                                                      165,128,478    144,232,135
             -----------------------------------------------------------------------------------------------------------------
             End of period                                                                         $178,275,924  $ 165,128,478
==============================================================================================================================

Financial Highlights

                                                                                                                          Class A
                                 ------------------------------------------------------------------------------------------------
Per Share                        Six Months                                                                            Year Ended
Operating                             Ended                                                                               June 30,
Performance:                       12/31/98                1998             1997            1996              1995           1994
==================================================================================================================================
Net asset value,
beginning of period               $    1.00           $    1.00        $    1.00        $    1.00        $    1.00      $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                 0.023               0.047            0.046            0.048            0.046          0.025
----------------------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from
net investment income                (0.023)             (0.047)          (0.046)          (0.048)          (0.046)        (0.025)
Net asset value,
end of year                       $    1.00           $    1.00        $    1.00        $    1.00        $    1.00      $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Total Return(d)                        2.24%(b)            4.79%            4.66%            4.85%            4.65%          2.54%
==================================================================================================================================
Ratios/Supplemental
Data:
==================================================================================================================================
Net assets, end of year (000)     $ 168,050           $ 162,631        $ 143,197        $ 152,531        $ 140,642      $ 156,069
==================================================================================================================================
Ratios to Average
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses, including waiver             0.40%(b)            0.83%            0.84%            0.81%            0.86%          0.85%
Expenses, excluding waiver             0.40%(b)            0.83%            0.84%            0.81%            0.86%          0.90%
Net investment income                  2.20%(b)            4.68%            4.57%            4.75%            4.54%          2.56%
==================================================================================================================================

                                                                           Class B                                       Class C
                                 -------------------------------------------------     -----------------------------------------
                                 Six Months                Year       8/1/96(a)(c)     Six Months           Year      7/15/96(a)
                                      Ended               Ended                 to          Ended          Ended              to
                                   12/31/98             6/30/98            6/30/97       12/31/98        6/30/98         6/30/97
==================================================================================     =========================================
Net asset value,
beginning of period               $    1.00           $    1.00          $    1.00     $     1.00       $   1.00        $   1.00
                                 -------------------------------------------------     -----------------------------------------
Income from investment
operations
Net investment income                 0.019               0.039              0.024          0.023          0.047           0.044
----------------------------------------------------------------------------------     -----------------------------------------
Distributions
Dividends from
net investment income                (0.019)             (0.039)            (0.024)        (0.023)        (0.047)         (0.044)
Net asset value,
end of year                       $    1.00           $    1.00          $    1.00     $     1.00       $   1.00        $   1.00
----------------------------------------------------------------------------------     -----------------------------------------
Total Return(d)                        1.87(b)             4.01%              2.39%(b)       2.24(b)        4.79%           4.47%(b)
==================================================================================     =========================================
Ratios/Supplemental
Data:
==================================================================================     =========================================
Net assets, end of year (000)     $   6,498           $   1,760          $     244     $    3,728       $    738        $    791
==================================================================================     =========================================
Ratios to Average
Net Assets
----------------------------------------------------------------------------------     -----------------------------------------
Expenses, including waiver             0.78%(b)            1.59%              0.99%(b)       0.40%(b)       0.84%           0.81%(b)
Expenses, excluding waiver             0.78%(b)            1.59%              0.99%(b)       0.40%(b)       0.84%           0.81%(b)
Net investment income                  1.90%(b)            3.96%              2.38%(b)       2.20%(b)       4.73%           4.39%(b)
==================================================================================     =========================================


(a) Commencement of offering Class B and Class C shares,  respectively.
(b) Not  annualized.
(c) November  15, 1996 commencement of operations.
(d) Total return assumes reinvestment of all distributions.

See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett U.S. Government Securities Money Market Fund (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) The Company values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount are valued by amortizing the difference between the original purchase price and maturity value of the issue over a period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis.

(d) Dividends from net investment income are declared each business day and paid monthly. Net investment income (other than distribution and service fees) is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e) Income distributions are determined in accordance with income tax regulations, which may differ from methods used to determine the corresponding income amounts in accordance with generally accepted accounting principles.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets at the following annual rates: 0.50% on the first $250 million, 0.45% on the next $250 million and 0.40% on the excess over $500 million.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC, an affiliate of Lord Abbett, which provides for payments of 0.15% of the average daily net asset value of Class A shares, 0.75% of the average daily net asset value of Class B shares and 0.25% of the average daily net asset value of Class C shares sold, and, at each quarter-end after the first anniversary of the sale of such Class C shares, 0.25% of the average daily net asset value of such shares outstanding. The Company is currently not making payments under the Class A and Class C Plans.

Certain of the Company`s officers and directors have an interest in Lord Abbett.

3. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at December 31, 1998, under a deferred compensation plan, were approximately $120,000.

      Investing in the
Lord Abbett
      Family of Funds

----------------------------------------------------------------------------------------------------------------------------
GROWTH
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INCOME
----------------------------------------------------------------------------------------------------------------------------
Aggressive      Growth Funds      Growth &           Balanced Fund     Income Funds         Tax-Free         Money
Growth Fund                       Income Funds                                              Income Funds     Market Fund

Developing      Alpha Fund        Affiliated Fund    Balanced Fund     High Yield Fund      o National       U.S. Government
Growth Fund                                                                                 o California     Securities
                Global Equity     Growth &                             Bond-Debenture       o Connecticut    Money Market
                Fund              Income Fund                          Fund                 o Florida        Fund**+
                                                                                            o Georgia
                Growth            Large-Cap                            Global Income        o Hawaii
                Opportunities     Research Fund                        Fund                 o Michigan
                Fund                                                                        o Minnesota
                                                                       Limited Duration     o Missouri
                International                                          U.S. Government      o New Jersey
                Fund                                                   Securities Fund**    o New York
                                                                                            o Pennsylvania
                Mid-Cap                                                U.S. Government      o Texas
                Value Fund                                             Securities Fund**    o Washington

                Small-Cap                                              World Bond-
                Value Fund*                                            Debenture Fund

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the Funds covered by this report.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor llc at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to more than 30 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement
Inquiries: 800-821-5129

For Literature Only: 800-874-3733

24-Hour Automated Shareholder
Service Line: 800-865-7582

Visit Our Web Site:
http://www.lordabbett.com

* The Lord Abbett Small-Cap Value Fund Classes A, B and C are closed to new investors.

** An investment in this Fund is neither insured nor guaranteed by the U.S.
   Government.

+ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LAMM-3-1298
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (2/99)